Financial assets, liabilities and financial result (excluding Orange Bank) - Market value of derivatives - Additional information (Details) - Telecom activities, operating segment [member] - Operating segments [member] - EUR (€)
€ in Millions
12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about financial instruments [line items]
Derivatives held for trading	€ (199)	€ (187)	€ (298)
Currency swap contract [member]
Disclosure of detailed information about financial instruments [line items]
Foreign exchange effect	251	822	512
Economic hedges [member]
Disclosure of detailed information about financial instruments [line items]
Derivatives held for trading	€ (210)	€ (136)	€ (246)